RESTRICTED CASH	6 Months Ended
Jun. 30, 2024
Disclosure Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH The company’s restricted cash is as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Operations	$39	$163
Credit obligations	47	39
Total	86	202
Less: non-current	(56)	(37)
Current	$30	$165